Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax (Details) [Line Items]
Unrecognized tax losses (in Dollars)	$ 3,797,937	$ 3,808,756
Taiwan Taxation [Member]
Income Tax (Details) [Line Items]
Profits tax rate	20.00%
Hong Kong Taxation [Member]
Income Tax (Details) [Line Items]
Profits tax rate	16.50%
Japan Taxation [Member]
Income Tax (Details) [Line Items]
Profits tax rate	30.62%
United States Taxation [Member]
Income Tax (Details) [Line Items]
Profits tax rate	27.98%
United Kingdom Taxation [Member]
Income Tax (Details) [Line Items]
Profits tax rate	19.00%
India Taxation [Member]
Income Tax (Details) [Line Items]
Profits tax rate	25.00%
Egypt Taxation [Member]
Income Tax (Details) [Line Items]
Profits tax rate	22.50%